Equity - Earnings Per Share (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Balance at January 1	kr (45)	kr (34)	kr (40)
Change for the year ended	(6,045)	(11)	6
Balance at December 31	kr (6,090)	kr (45)	kr (34)